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    As filed with the Securities and Exchange Commission on December 5, 1995
                                                                File No. 2-67052
                                                               File No. 811-3023
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 31

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 33
                     ---------------------------------------

                                FORUM FUNDS, INC.
                  (Formerly Fahnestock Daily Income Fund, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine  04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900
                     ---------------------------------------

                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C.  20005
                     ---------------------------------------

It is proposed that this filing will become effective:
          immediately upon filing pursuant to Rule 485, paragraph (b)
    ---
     X    on December 27, 1995 pursuant to Rule 485, paragraph (b)
    ---
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
    ---
          on [     ] pursuant to Rule 485, paragraph (a)(i)
    ---
          75 days after filing pursuant to Rule 485, paragraph (a)(ii)
    ---
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
    ---

     X    this post-effective amendment designates a new effective date for a
    ---   previously filed post-effective amendment

The Registrant has registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a 24f-2 notice for its most recent fiscal year on May 28, 1995.

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                              CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495(a)

                                     PART A

FORM N-1A                                LOCATION IN PROSPECTUS
 ITEM NO.                                      (CAPTION)
---------                                ----------------------

Item 1.     Cover Page:                  Cover Page

Item 2.     Synopsis:                    Prospectus Summary

Item 3.     Condensed Financial
            Information:                 Prospectus Summary; Financial
                                         Highlights

Item 4.     General Description
            of Registrant:               Prospectus Summary; Investment
                                         Objectives and Policies; Other
                                         Information; Certain Risk Factors (if
                                         included in Prospectus)

Item 5.     Management of the Fund:      Prospectus Summary; Management

Item 6.     Capital Stock and
            Other Securities             Investment Objectives and Policies;
                                         Dividends and Tax Matters; Other
                                         Information - The Trust and its Shares

Item 7.     Purchase of Securities
            Being Offered:               Purchases and Redemptions of Shares;
                                         Other Information - Determination of
                                         Net Asset Value; Management

Item 8.     Redemption or Repurchase
            of Shares:                   Purchases and Redemptions of Shares

Item 9.     Pending Legal Proceedings    Not Applicable

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                                     PART B

                                           LOCATION IN STATEMENT
FORM N-1A                                OF ADDITIONAL INFORMATION
 ITEM NO.                                        (CAPTION)
---------                                -------------------------

Item 10.    Cover Page:                  Cover Page

Item 11.    Table of Contents:           Cover Page

Item 12.    General Information
            and History:                 Management; Other Information

Item 13.    Investment Objectives and
            Policies:                    Investment Policies; Investment
                                         Limitations

Item 14.    Management of the
            Registrant:                  Management

Item 15.    Control Persons and
            Principal Holders of
            Securities:                  Other Information

Item 16.    Investment Advisory
            and Other Services:          Management; Other Information -
                                         Custodian, Counsel, Auditors

Item 17.    Brokerage Allocation
            and Other Practices:         Portfolio Transactions

Item 18.    Capital Stock and
            Other Securities:            Determination of Net Asset Value

Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered:                     Determination of Net Asset Value;
                                         Additional Purchase and Redemption
                                         Information

Item 20.    Tax Status:                  Taxation

Item 21.    Underwriters:                Management

Item 22.    Calculation of
            Performance Data:            Performance Data

Item 23.    Financial Statements:        Report of Independent Auditors;
                                         Financial Statements

                                     PART A

Part A to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-67052), with respect to which this delaying amendment is filed pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, is incorporated herein by reference.

                                     PART B

Part B to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-67052), with respect to which this delaying amendment is filed pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, is incorporated herein by reference.

                                     PART C

Part C to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-67052), with respect to which this delaying amendment is filed pursuant to Rule 485(b)(1)(v) under the Securities Act of 1933, as amended, is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 4th day of December, 1995.

                                             FORUM FUNDS, INC.


                                             By:/s/ John Y. Keffer
                                                -----------------------------
                                                John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 4th day of December, 1995.

            Signatures                                      Title
            ----------                                      -----
(a)    Principal Executive Officer

       /s/ John Y. Keffer                                   President
       ------------------------------
          John Y. Keffer

(b)    Principal Financial and Accounting Officer

       /s/ Michael Martins                                  Treasurer
       ------------------------------
          Michael Martins

(c)    A majority of the Directors

       /s/ John Y. Keffer                                   Director
       ------------------------------
          John Y. Keffer

          James C. Cheng                                    Director
          J. Michael Parish                                 Director
          Costas Azariadis                                  Director

          By:/s/ David I. Goldstein
             ----------------------
             David I. Goldstein
             Attorney in Fact